CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 4 – CONVERTIBLE NOTES PAYABLE

In January 2019, the Company commenced an offering of up to $500,000 pursuant to which the Company will issue convertible notes to investors. On January 18, 2019, February 5, 2019 and July 23, 2019, the Company issued three such convertible notes payable to three investors for $100,000, $130,000 and $150,000, respectively. The notes bear interest at a fixed rate of 10% per annum, computed based on a 360-day year and mature on the earlier of one year from the date of issuance or the consummation of an equity or equity-linked round of financing of the Company in excess of $1,000,000 (“Qualified Financing”) or other event pursuant to which conversion shares are to be issued pursuant to the terms of the note.

The notes are convertible into common stock of the Company following events on the following terms: with no action on the part of the note holder upon the consummation of a Qualified Financing, the debt will be converted to new round stock based on the product of the outstanding principal and accrued interest multiplied by 1.35, then divided by the accrual per share price of the new round common stock. If a change of control occurs or if the Company completes a firmly underwritten public offering of its common stock prior to the Qualified Financing the notes would, at the election of the holders of a majority of the outstanding principal of the notes, be either payable on demand as of the closing of such change of control or Initial Public Offering (‘IPO”) or convertible into shares of common stock immediately prior to such change of control transaction or IPO transaction at a price per share equal to the lesser of the per share value of the common stock as determined by the Company’s Board of Directors or the per share consideration to be received by the holders of the common stock in such change of control or IPO transaction. Based on the terms of the conversion, the holders may receive a discount, and the notes are considered to have a contingent beneficial conversion feature. If conversion of the debt occurs, the Company will recognize an expense related to the intrinsic value. The Company recorded $18,545 of accrued interest and has a total outstanding principal balance of $380,000 as of September 30, 2019.

In the event that the Company consummates a financing prior to the Maturity Date, other than a Qualified Financing, and the economic terms thereof are more favorable to the investors in such financing than the terms of the note, the note shall automatically be amended to reflect such more favorable economic terms.

The Company recorded a total debt discount of $18,400 related to the above convertible notes. Amortization of the debt discount is recorded as interest expense and a total of $6,058 was amortized during the nine months ended September 30, 2019.

NOTE 4 - CONVERTIBLE NOTES PAYABLE

During the year ended December 31, 2017, the Company commenced a private offering (the “Bridge Financing Transaction”) of up to $1,000,000, which was amended on September 19, 2017 to a maximum offering amount of $1,100,000 and amended again on April 4, 2018 to $1,500,000, pursuant to which the Company issued convertible notes totaling $1,087,500. The notes all have a maturity date of one year from the date of issuance and accrue interest at a rate of 8% per annum. In a qualified financing, reverse merger, change of control or an initial public offering (“Conversion Event”), the notes, including interest thereon, will automatically convert at $0.40 per share. Based on the terms of the conversion, the holders may receive a discount and is considered a contingent beneficial conversion feature. At the closing of the Conversion Event, the Company will recognize an expense related to the intrinsic value. The Company recorded $50,389 of accrued interest and has a total outstanding principal balance of $1,087,500 as of December 31, 2017.

In January 2018 the Company issued an additional $97,000 convertible note payable to a third party. The funding of the note was comprised of the $50,000 loaned to the Company on December 28, 2017, plus additional cash proceeds of $47,000 on January 3, 2018.

On April 24, 2018, the Company extended the maturity dates of all convertible notes issued during the year ended December 31, 2017 to the earlier of April 30, 2019 or the consummation of a qualified financing or other event pursuant to which the Conversion shares are to be issued.

The Company issued 12 additional convertible notes payable to third parties in the aggregate principal amount of $962,500 from February through September 2018. The terms of the convertible note are substantially the same as the notes issued during the year ended December 31, 2017. On September 21, 2018 the outstanding principal balances of all of the convertible notes in the amount of $2,147,000 and $128,050 in accrued interest was converted into shares of the Company’s common stock (see Note 8).

The Company recorded a total debt discount of $122,615 related to all the above convertible notes. Amortization of the debt discount, which is recorded as interest expense, was $77,889 and $44,726 for the years ended December 31, 2018 and 2017, respectively. The discount related to the convertible notes was fully amortized on September 21, 2018 in relation to the conversion of the convertible notes to shares of the Company’s common stock.